3. Globe Photo Asset Purchase Agreement (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Repurchase and cancellation of shares, value	$ 32,000
Globe [Member]
Repurchase and cancellation of shares, shares | shares	352,941
Repurchase and cancellation of shares, value	$ 120,000